Segment Reporting - Revenues and Percentage of Consolidated Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue, Major Customer [Line Items]
Revenues	$ 1,110,284	$ 1,152,390	$ 1,229,413
Revenue | Customer Concentration Risk | Royal Dutch Shell Plc
Revenue, Major Customer [Line Items]
Revenues	$ 338,200	$ 349,000	$ 315,300
Percentage of consolidated revenue	31.00%	30.00%	26.00%
Revenue | Customer Concentration Risk | Petroleo Brasileiro S.A.
Revenue, Major Customer [Line Items]
Revenues	$ 190,700	$ 222,000	$ 224,600
Percentage of consolidated revenue	17.00%	19.00%	18.00%
Revenue | Customer Concentration Risk | Statoil ASA
Revenue, Major Customer [Line Items]
Revenues	$ 114,500		$ 132,700
Percentage of consolidated revenue	10.00%		11.00%
Revenue | Customer Concentration Risk | Premier Oil
Revenue, Major Customer [Line Items]
Revenues	$ 113,500	$ 113,500	$ 129,200
Percentage of consolidated revenue	10.00%	10.00%	11.00%